Other non-current assets (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Other non-current assets [Abstract]
Employee Benefit Deposit	$ 31,132	$ 0
Long-term rent deposits	4,140	2,844
Long Term Prepaid Expenses	2,893	0
Other	625	249
Other non-current assets	38,790	$ 3,093
Germany [Member]
Other non-current assets [Abstract]
Employee Benefit Deposit	15,400
Israel [Member]
Other non-current assets [Abstract]
Employee Benefit Deposit	10,200
Italy [Member]
Other non-current assets [Abstract]
Employee Benefit Deposit	2,700
Netherlands [Member]
Other non-current assets [Abstract]
Employee Benefit Deposit	$ 2,800